Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 12,369	$ 12,044
Accumulated depreciation	(9,094)	(8,652)
Total property, plant and equipment from continuing operations, net	3,275	3,392
Depreciation charge from continuing operations for the year	728	624
Office Equipment and Furniture
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,000	3,186
Accumulated depreciation	(2,946)	(3,044)
Computer Equipment and Licenses
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,878	1,861
Accumulated depreciation	(1,692)	(1,645)
Machinery & Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	7,491	6,997
Accumulated depreciation	$ (4,456)	$ (3,963)